                        SEMIANNUAL REPORT / APRIL 30 2000

                             AIM GLOBAL INCOME FUND

                                 [COVER IMAGE]


                             [AIM LOGO APPEARS HERE]
                            --Registered Trademark--

                                [ COVER IMAGE ]

                     -------------------------------------

                      THE WATER LILY POND BY CLAUDE MONET

             AIM GLOBAL INCOME FUND IS BRIDGING CONTINENTS TO BRING

           SHAREHOLDERS NEW INVESTMENT OPPORTUNITIES. WIDE OCEANS ARE

         NOW NO MORE OF A BARRIER TO GLOBAL INVESTING THAN THE TRANQUIL

             POND DEPICTED IN MONET'S PAINTING. THE MANAGEMENT TEAM

        HAS CONSTRUCTED A DIVERSE PORTFOLIO OF GOVERNMENT AND CORPORATE

                          BONDS FROM AROUND THE WORLD.

                     -------------------------------------

AIM Global Income Fund is for shareholders who seek a high level of current income. The fund invests in a portfolio of debt issued by U.S. and foreign governments and corporations.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Income Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o   Had fees and expenses not been waived, performance would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o The fund's average annual total returns as of the close of the reporting period are shown in a table in the managers' overview on the pages that follow. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/00, the most recent calendar quarter-end, which were: Class A shares, one year, -7.33%; five years, 5.25%; inception (9/15/94), 5.95%. Class B shares, one year, -7.80%; five years, 5.47%; inception (9/15/94), 6.22%. Class C shares, one year, -4.08%; inception (8/4/97), 1.68%.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o Government securities, such as U.S. Treasury bills, notes and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value will vary with market conditions.
o International investing presents certain risks not associated with investing in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities (such as U.S. Treasury bonds and bills, the repayment of principal and interest of which are guaranteed by the government if held to maturity).
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman High Yield Bond Index, which represents the performance of high-yield debt securities, is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Salomon Brothers World Government Bond Index represents the performance of long-term foreign government debt securities.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.



                             AIM GLOBAL INCOME FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
      [PHOTO OF     and a telephone. At the time, Bob Graham, Gary Crum and I
     Charles T.     had the idea of creating a mutual fund company that put
       Bauer        people first. Our slogan, "people are the product," means
    Chairman of     that people--our employees and our investors-- are our
    the Board of    company.
      THE FUND          Almost a quarter-century later, we've grown to more than
    APPEARS HERE]   seven million investors, $176 billion in assets under
                    management and 53 retail funds. Over that time, the industry
      [PHOTO OF     as a whole has grown from $51 billion in assets to more than
      Robert H.     $7 trillion today. I never dreamed we would see such
       Graham,      phenomenal growth. You are the main reason for our success,
     APPEARS HERE]  and I want you to know how much I appreciate your loyalty and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.

    I'm also very proud of our team of employees, now more than 2,300 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ Charles T. Bauer

Charles T. Bauer

Chairman, A I M Advisors, Inc.


                             AIM GLOBAL INCOME FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



FUND PRODUCES SUBSTANTIAL INCOME
IN DIFFICULT BOND MARKET


IT HAS BEEN A DISCOURAGING SIX MONTHS FOR BONDS IN GENERAL; HOW DID IT TURN OUT FOR AIM GLOBAL INCOME FUND?
Despite the much-publicized gyrations of the market, the fund's diversified holdings enabled it to maintain its unbroken record of providing attractive monthly dividends throughout the period. As of the close of the reporting period, the fund's 30-day distribution rates at maximum offering price were 7.08%, 6.85% and 6.85% for Class A, Class B and Class C shares, respectively. The fund's 30-day SEC yield at maximum offering price was 7.29% for Class A shares and 7.14% for both Class B and Class C shares.
    While its returns and share price were adversely affected by rising global interest rates, the fund nevertheless posted better returns than its index. Excluding sales charges, total returns were -1.89%, -2.17% and -2.07% for Class A, Class B and Class C shares, respectively. This was better than the -4.35% return of its benchmark, the Salomon Brothers World Government Bond Index.

WHAT WERE THE MAJOR INFLUENCES ON THE GLOBAL BOND MARKETS?
Among the major themes dominating the world bond markets during the reporting period was the monetary tightening policy of central banks worldwide, including the United States' Federal Reserve Board (the Fed). In three separate moves between November 1999 and April 2000, the Fed raised the key federal funds rate--the rate banks charge each other for over-night loans--from 5.25% to 6.00%. (An additional half-percent increase occurred after the close of the reporting period.) The Fed's tightening policy, which began in June 1999, was designed to slow robust economic growth and forestall inflation. Many world bond markets mirrored the Fed's moves to keep their interest rates competitive.
    The rising interest-rate environment in the United States and overseas negatively affected nearly every bond sector during 1999. In the United States, bond markets had their worst year since 1994.
    Treasury issues, which are particularly sensitive to interest-rate hikes, were especially hard-hit, underperforming nearly every other sector of the bond market. But in the first quarter of 2000 this tide turned and Treasuries, particularly the longer-maturity issues, emerged as market leaders.
    The primary catalyst for this turnaround was the Treasury Department's launch of a planned $32 billion buyback of its bonds to reduce the national debt, a move made possible by a federal government surplus. Because the initial buyback mainly affected longer-term Treasuries, it drove their prices higher, sending their yields lower. As a result, the yield of the 30-year Treasury bond actually dropped below that of the 10-year Treasury note, creating an unusual phenomenon known as an inverted yield curve. Normally, bonds with longer maturities have higher yields than those with shorter maturities, and the shape of the yield curve generally reflects this tendency.
    As the yields of Treasury issues fell, those of other types of bonds either declined less dramatically or actually rose, creating wide yield differentials. Thus, yields on bonds other than Treasuries reached some of the highest levels seen in a decade.

HOW DID FOREIGN BONDS PERFORM?
Like the United States, most developed markets experienced rising interest rates, and this depressed the prices of most foreign bonds. Portfolios that were diversified with non-U.S. corporate and government bonds generally fared the best. Within corporate markets, the strongest performance came from non-U.S. high-yield bonds, especially pan-European and non-euro high-yield issues.
    However, currency risk was a negative factor. The dollar remained strong relative to most other major currencies, including the still-declining euro, lowering returns for U.S. investors in foreign bonds. We continued to mitigate the effect of a strong dollar by selectively hedging the fund's currency exposure.
    Developed countries whose bond

                     -------------------------------------

                     YIELDS ON BONDS OTHER THAN TREASURIES

                            NOW STAND AT SOME OF THE

                        HIGHEST LEVELS SEEN IN A DECADE.

                     -------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 4/30/00, including sales charges

================================================================================
CLASS A SHARES

Inception (9/15/94)                5.36%

5 Years                            4.38%

1 Year                           -10.53%*

* -6.10% excluding sales charge

CLASS B SHARES

Inception (9/15/94)                5.61%

5 Years                            4.57%

1 Year                           -10.99%*

* -6.62% excluding CDSC

CLASS C SHARES

Inception (8/4/97)                 0.62%

1 Year                            -7.40%*

* -6.52% excluding CDSC

Past performance cannot guarantee comparable future results.
================================================================================

    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

          See important fund and index disclosures inside front cover.

                             AIM GLOBAL INCOME FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


markets performed relatively well included Canada, Australia and New Zealand. The fund's holdings in those countries helped buoy its performance during the reporting period.

WHAT SORT OF RESULTS DID HIGH-YIELD BONDS ACHIEVE?
The high-yield sector of the bond market saw yields rise gradually during most of 1999, then rise more steeply in December and into 2000, reflecting a decline in the market prices of secondary issues.
    Economic growth has been strong in the United States, and high-yield bonds usually thrive in such an environment. Nevertheless, domestic high-yield bonds were trading as if a significant economic slowdown were expected, even though the Fed's interest-rate increases have only modestly slowed economic expansion. After posting very modest gains in 1999, high-yield bonds registered negative returns during the first four months of 2000. By April 30, the Lehman High Yield Index stood at -2.18% year-to-date.

WERE CHANGES MADE IN FUND HOLDINGS BECAUSE OF DEVELOPMENTS DURING THE REPORTING PERIOD?
There were several minor changes to the portfolio structure during the period. One change was to reduce the fund's non-U.S. government bond exposure. This move helped enhance the fund's yield and reduced its foreign currency exposure. During the period, the fund's duration was also decreased from 5.9 years to 5.4 years. Additionally, the fund's holdings of non-U.S. dollar denominated bonds were increased.

WHAT IS THE OUTLOOK FOR THE COMING SIX MONTHS?
Because certain indicators suggest that U.S. economic growth has not slowed significantly, it is widely believed that the Fed may raise the all-important federal funds rate yet again in the months ahead. If this occurs, it may further depress prices for bonds, including high-yield bonds.
    However, there are reasons for optimism. For one thing, the bond market has seldom experienced two down years in a row, and we look for improved conditions. Second, economic growth will likely remain healthy even if it slows somewhat. In that case, the Fed's proactive interest-rate policy may help prolong the current record economic expansion, which could be favorable for issuers of high-yield bonds.
    Also, depressed bond prices present an excellent buying opportunity. While the number of new issues coming to market may be limited, they have attractive interest rates--generally well above the historical average. Under the new multi-sector structure, the fund has benefited from increased diversification by investing in many geographic areas and in virtually every sector of the bond market. Making carefully selected investments during this period can place the fund in a favorable position to benefit from the next rally.

PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets

========================================================================================================
TOP 10 HOLDINGS                                                          TOP 10 COUNTRIES
--------------------------------------------------------------------------------------------------------
                                                          % OF                                 % OF
                                   COUPON     MATURITY    PORTFOLIO                            PORTFOLIO
--------------------------------------------------------------------------------------------------------
1. U.S. Treasury Notes             6.50%      02/02       5.20%            1.  United States   53.37%
2. Stadshypotek A.B.               3.50%      09/04       1.32             2.  Canada          13.08
3. Province of Quebec              6.29%      03/26       1.26             3.  United Kingdom  12.34
4. Union Bank Switzerland London   7.38%      11/04       1.24             4.  Netherlands      4.06
5. Inter-American Development Bank 5.75%      04/04       1.19             5.  Sweden           2.53
6. Waste Management, Inc.          7.10%      08/26       1.18             6.  New Zealand      2.11
7. Lattice Semiconductor Corp.     4.75%      11/06       1.14             7.  Germany          1.84
8. Swedish Government              6.00%      02/05       1.03             8.  Australia        1.46
9. Kingdom of Denmark              5.00%      08/05       1.03             9.  Denmark          1.03
10. State Bank New South Wales     8.63%      08/01       1.01             10. Japan            0.91

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
========================================================================================================

================================================================================
GEOGRAPHIC ALLOCATION

     SOUTH AMERICA
     0.60%

     ASIA AND OTHER
     8.53%

     EUROPE
     23.77%

     NORTH AMERICA
     67.10%


TOTAL NUMBER OF HOLDINGS 198
AVERAGE QUALITY RATING BBB
INVESTMENT-GRADE RATING 68.08%
HIGH-YIELD RATING 31.92%
================================================================================

          See important fund and index disclosures inside front cover.

                             AIM GLOBAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-57.92%

AIR FREIGHT-0.70%

Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                    $  530,000   $   537,950
--------------------------------------------------------------

AIRLINES-2.96%

Air 2 US-Series C, Equipment Trust
  Ctfs., 10.13%, 10/01/20 (Acquired
  10/28/99; Cost $450,000)(b)            450,000       461,340
--------------------------------------------------------------
Airplanes Pass Through Trust-Series
  D, Gtd. Sub. Bonds, 10.88%,
  03/15/12                               227,171       190,820
--------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                        225,000       219,211
--------------------------------------------------------------
  10.38%, 12/15/22                       500,000       549,245
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                               530,000       522,050
--------------------------------------------------------------
United Air Lines, Inc.-Series 95A2,
  Pass Through Ctfs., 9.56%,
  10/19/18                               300,000       329,661
--------------------------------------------------------------
                                                     2,272,327
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.56%

Advance Stores Co., Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                       270,000       209,250
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                               230,000       218,500
--------------------------------------------------------------
                                                       427,750
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-2.02%

BB&T Corp., Sub. Notes, 6.38%,
  06/30/05                               125,000       116,037
--------------------------------------------------------------
Crestar Financial Corp., Sub. Notes,
  8.75%, 11/15/04                         75,000        77,704
--------------------------------------------------------------
Midland Bank PLC (United Kingdom),
  Yankee Sub. Notes, 7.65%, 05/01/25     280,000       279,605
--------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24            500,000       500,225
--------------------------------------------------------------
Republic New York Corp., Sub. Notes,
  9.70%, 02/01/09                        400,000       440,832
--------------------------------------------------------------
Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08            155,000       137,820
--------------------------------------------------------------
                                                     1,552,223
--------------------------------------------------------------

BANKS (MONEY CENTER)-0.76%

First Union Corp., Putable Sub.
  Deb.,
  7.50%, 04/15/35                        100,000        98,899
--------------------------------------------------------------
  6.55%, 10/15/35                         80,000        75,740
--------------------------------------------------------------
Republic New York Corp., Sub. Deb.,
  9.50%, 04/15/14                        370,000       407,610
--------------------------------------------------------------
                                                       582,249
--------------------------------------------------------------

BANKS (REGIONAL)-1.51%

Bankponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27                 360,000       322,992
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
BANKS (REGIONAL)-(CONTINUED)

NBD Bank N.A. Michigan, Putable Sub.
  Deb., 8.25%, 11/01/24               $  350,000   $   362,754
--------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%, 03/15/27       570,000       473,194
--------------------------------------------------------------
                                                     1,158,940
--------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.43%

J Seagram & Sons, Gtd. Deb., 9.65%,
  08/15/18                               300,000       332,544
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-4.64%

AT&T Corp.-Liberty Media Group,
  Notes, 7.88%, 07/15/09                  85,000        81,275
--------------------------------------------------------------
  Bonds, 8.25%, 02/01/30 (Acquired
    04/12/00;
  Cost $153,326)(b)                      160,000       149,789
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom), Sr. Unsec. Gtd.
  Yankee Notes, 8.20%, 07/15/09          665,000       632,360
--------------------------------------------------------------
Comcast Cable Communications, Unsec.
  Notes, 8.50%, 05/01/27                 500,000       519,860
--------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%,
  02/15/07 (Acquired 02/16/00; Cost
  $297,759)(b)                           300,000       293,232
--------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr.
  Unsec. Deb., 8.13%, 08/15/09           200,000       190,858
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(c)                            940,000       587,500
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(c)             700,000       444,500
--------------------------------------------------------------
Lenfest Communications, Inc., Sr.
  Unsec. Sub. Notes, 8.25%, 02/15/08
  (Acquired 11/17/99; Cost
  $661,375)(b)                           650,000       659,906
--------------------------------------------------------------
                                                     3,559,280
--------------------------------------------------------------

CHEMICALS-0.43%

Agrium, Inc. (Canada), Unsec. Yankee
  Notes, 7.00%, 02/01/04                 350,000       328,405
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.26%

ProNet Inc., Sr. Sub. Notes, 11.88%,
  06/15/05                               250,000       196,250
--------------------------------------------------------------

COMPUTERS (HARDWARE)-1.14%

Lattice Semiconductor Corp., Conv.
  Notes, 4.75%, 11/01/06 (Acquired
  12/03/99; Cost $690,000)(b)            500,000       871,875
--------------------------------------------------------------

COMPUTERS (NETWORKING)-0.37%

Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08         280,000       284,900
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.34%

Equinix Inc., Units, 13.00%,
  12/01/07(d)(e)                         250,000       260,625
--------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-0.33%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08           350,000       253,750
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
CONSUMER FINANCE-1.89%

Capital One Financial Corp., Unsec.
  Notes, 7.25%, 05/01/06              $  600,000   $   549,402
--------------------------------------------------------------
Countrywide Home Loans, Inc.-Series
  H, Unsec. Gtd. Medium Term Notes,
  6.25%, 04/15/09                        200,000       174,964
--------------------------------------------------------------
MBNA Capital I-Series A, Gtd. Bonds,
  8.28%, 12/01/26                        835,000       724,939
--------------------------------------------------------------
                                                     1,449,305
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.28%

Fleming Companies, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.63%, 07/31/07                       255,000       218,025
--------------------------------------------------------------

ELECTRIC COMPANIES-2.08%

Cleveland Electric Illuminating Co.
  (The)-Series D, Sr. Sec. Notes,
  7.88%, 11/01/17                        500,000       464,374
--------------------------------------------------------------
El Paso Electric Co.-Series E, Sec.
  First Mortgage Bonds, 9.40%,
  05/01/11                               250,000       262,300
--------------------------------------------------------------
Israel Electric Corp. Ltd. (Israel),
  Notes, 8.25%, 10/15/09 (Acquired
  03/09/00; Cost $80,447)(b)              80,000        78,981
--------------------------------------------------------------
 Sr. Sec. Medium Term Notes, 7.75%,
 03/01/09 (Acquired 04/13/00; Cost
 $247,850)(b)                            255,000       243,915
--------------------------------------------------------------
Niagara Mohawk Holdings Inc.-Series
  H, Sr. Unsec. Disc. Notes, 8.50%,
  07/01/10 (Acquired 08/11/99; Cost
  $291,000)(b)(c)                        400,000       294,368
--------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec.
  Notes, 6.25%, 01/15/09                 300,000       253,626
--------------------------------------------------------------
                                                     1,597,564
--------------------------------------------------------------

ENTERTAINMENT-1.55%

Time Warner Inc., Deb.,
  9.13%, 01/15/13                        500,000       536,750
--------------------------------------------------------------
  9.15%, 02/01/23                        600,000       654,030
--------------------------------------------------------------
                                                     1,190,780
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.90%

Associates Corp. of North America,
  Sr. Deb., 6.95%, 11/01/18              130,000       117,088
--------------------------------------------------------------
Beaver Valley Funding Corp., Sec.
  Lease Obligations Deb., 9.00%,
  06/01/17                               200,000       197,802
--------------------------------------------------------------
Heller Financial, Inc., Notes,
  7.38%, 11/01/09 (Acquired
  03/07/00 - 4/19/00; Cost
  $286,577)(b)                           300,000       282,075
--------------------------------------------------------------
Source One Mortgage Services Corp.,
  Deb., 9.00%, 06/01/12                  150,000       158,013
--------------------------------------------------------------
Sumitomo Bank International Finance
  N.V. (Japan), Gtd. Sub. Notes,
  8.50%, 06/15/09                        700,000       698,899
--------------------------------------------------------------
                                                     1,453,877
--------------------------------------------------------------

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.54%

Procter & Gamble Co. (The), Putable
  Deb., 8.00%, 09/01/24                  400,000       417,036
--------------------------------------------------------------

HOUSEWARES-0.22%

Decora Industries, Inc.-Series B,
  Sr. Sec. Gtd. Notes, 11.00%,
  05/01/05                               350,000       169,750
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
INSURANCE (LIFE/HEALTH)-0.55%

American General Finance Corp., Sr.
  Notes, 8.45%, 10/15/09              $  270,000   $   277,417
--------------------------------------------------------------
Torchmark Corp., Notes, 7.88%,
  05/15/23                               165,000       144,101
--------------------------------------------------------------
                                                       421,518
--------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-1.22%

Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd. Notes,
  7.00%, 05/15/08                        500,000       463,475
--------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Notes,
    7.20%,
  08/15/07                               500,000       471,370
--------------------------------------------------------------
                                                       934,845
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-2.12%

HSBC America Capital Trust II, Gtd.
  Bonds, 8.38%, 05/15/27 (Acquired
  08/12/99; Cost $479,210)(b)            500,000       451,140
--------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15                 390,000       392,281
--------------------------------------------------------------
  Sr. Sub. Notes, 7.38%, 01/15/07        330,000       315,289
--------------------------------------------------------------
  Series E, Medium Term Notes,
  9.03%, 02/10/28(f)                   1,100,000        84,854
--------------------------------------------------------------
Lehman Brothers Inc., Putable Sr.
  Notes, 8.80%, 03/01/15                 215,000       221,643
--------------------------------------------------------------
Paine Webber Group Inc., Unsec.
  Notes, 7.63%, 10/15/08                 165,000       158,479
--------------------------------------------------------------
                                                     1,623,686
--------------------------------------------------------------

IRON & STEEL-0.46%

Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(g)             438,000        67,890
--------------------------------------------------------------
GS Technologies Operating Co., Inc.,
  Sr. Gtd. Notes, 12.00%, 09/01/04       160,000        79,200
--------------------------------------------------------------
Sheffield Steel Corp.-Series B,
  First Mortgage Notes, 11.50%,
  12/01/05                               250,000       206,250
--------------------------------------------------------------
                                                       353,340
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.45%

Marvel Enterprises, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 12.00%, 06/15/09      440,000       345,400
--------------------------------------------------------------

LODGING-HOTELS-0.11%

John Q. Hammons Hotels, Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                               100,000        88,000
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.13%

Glenoit Corp., Sr. Unsec. Gtd. Sub.
  Notes, 11.00%, 04/15/07(g)             380,000        96,900
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.52%

First Wave Marine, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%, 02/01/08      250,000       138,750
--------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                               260,000       262,600
--------------------------------------------------------------
                                                       401,350
--------------------------------------------------------------

METALS MINING-0.31%

Rio Algom Ltd. (Canada), Unsec.
  Yankee Deb., 7.05%, 11/01/05           250,000       234,090
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
NATURAL GAS-2.19%

Enron Corp., Sr. Sub. Deb., 8.25%,
  09/15/12                            $  500,000   $   483,970
--------------------------------------------------------------
Kinder Morgan, Inc., Sr. Notes,
  6.80%, 03/01/08                        300,000       277,167
--------------------------------------------------------------
NGC Corp., Sr. Unsec. Deb., 7.13%,
  05/15/18                               500,000       447,490
--------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada),
  Yankee Deb., 8.50%, 12/15/12           450,000       470,304
--------------------------------------------------------------
                                                     1,678,931
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.60%

ONEOK, Inc., Unsec. Notes, 7.75%,
  08/15/06                               400,000       395,044
--------------------------------------------------------------
Pogo Producing Co.-Series B, Sr.
  Unsec. Sub. Notes, 10.38%,
  02/15/09                               500,000       512,500
--------------------------------------------------------------
Queen Sand Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.50%,
  07/01/08                               160,000        81,600
--------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07           250,000       237,962
--------------------------------------------------------------
                                                     1,227,106
--------------------------------------------------------------

OIL & GAS (REFINING &
  MARKETING)-0.81%

Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                               750,000       618,750
--------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.78%

Occidental Petroleum Corp., Sr.
  Unsec. Notes, 7.38%, 11/15/08          150,000       141,682
--------------------------------------------------------------
YPF Sociedad Anonima (Argentina),
  Yankee Bonds, 9.13%, 02/24/09          450,000       459,122
--------------------------------------------------------------
                                                       600,804
--------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.55%

Domtar, Inc., Unsec. Yankee Deb.,
  9.50%, 08/01/16                        400,000       418,000
--------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.63%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                       470,000       480,575
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.13%

AES Corp. (The), Sr. Notes, 8.00%,
  12/31/08                               240,000       219,600
--------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds,
  7.33%, 06/15/20 (Acquired
  04/30/98; Cost $501,235)(b)            500,000       449,920
--------------------------------------------------------------
Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                               197,179       196,193
--------------------------------------------------------------
                                                       865,713
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-1.01%

News America Holdings, Inc., Putable
  Notes, 8.45%, 08/01/34                 500,000       511,515
--------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13         250,000       262,980
--------------------------------------------------------------
                                                       774,495
--------------------------------------------------------------

RAILROADS-0.44%

CSX Corp., Sr. Unsec. Putable Deb.,
  7.25%, 05/01/27                        350,000       337,313
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-0.79%

Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.63%, 03/15/08                 200,000       165,098
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
REAL ESTATE INVESTMENT TRUSTS-(CONTINUED)

Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17               $  500,000   $   440,470
--------------------------------------------------------------
                                                       605,568
--------------------------------------------------------------

RETAIL (SPECIALTY)-1.17%

Amazon.com, Inc., Conv. Deb., 4.75%,
  02/01/09 (Acquired 01/29/99; Cost
  $501,875)(b)                           500,000       425,000
--------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06             130,000       133,250
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08                240,000       198,000
--------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 08/15/08           140,000       139,300
--------------------------------------------------------------
                                                       895,550
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.17%

J. Crew Operating Corp., Sr. Sub.
  Notes, 10.38%, 10/15/07                150,000       129,750
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-1.85%

Dime Capital Trust I-Series A, Gtd.
  Bonds, 9.33%, 05/06/27                 410,000       375,720
--------------------------------------------------------------
Sovereign Bancorp, Inc., Medium Term
  Sub. Notes, 8.00%, 03/15/03            600,000       565,380
--------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec.
  Notes, 7.13%, 02/15/04                 200,000       191,600
--------------------------------------------------------------
Washington Mutual Cap I, Sec. Gtd.
  Bonds, 8.38%, 06/01/27                 200,000       183,296
--------------------------------------------------------------
Washington Mutual, Inc., Notes,
  7.50%, 08/15/06                        105,000       101,537
--------------------------------------------------------------
                                                     1,417,533
--------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.25%

MDC Corp. Inc. (Canada), Sr. Unsec.
  Sub. Yankee Notes, 10.50%,
  12/01/06                               200,000       189,000
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.46%

Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                               200,000       209,500
--------------------------------------------------------------
Laidlaw Inc. (Canada), Unsec. Yankee
  Deb., 6.70%, 05/01/08                  340,000       145,160
--------------------------------------------------------------
                                                       354,660
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.32%

MSX International, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 01/15/08      260,000       245,700
--------------------------------------------------------------

SOVEREIGN DEBT-1.99%

Province of Newfoundland (Canada),
  Unsec. Yankee Deb., 9.00%,
  06/01/19                               500,000       559,840
--------------------------------------------------------------
Province of Quebec-Series A
  (Canada), Medium Term Putable
  Yankee Notes, 6.29%, 03/06/26        1,000,000       966,390
--------------------------------------------------------------
                                                     1,526,230
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.94%

360networks Inc. (Canada), Sr.
  Unsec. Notes, 12.00%, 08/01/09         530,000       492,900
--------------------------------------------------------------

                                      PRINCIPAL      MARKET
                                      AMOUNT(a)       VALUE
TELECOMMUNICATIONS
  (CELLULAR/WIRELESS)-(CONTINUED)

Worldwide Fiber Inc. (Canada), Sr.
  Notes, 12.50%, 12/15/05             $  230,000   $   228,850
--------------------------------------------------------------
                                                       721,750
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-4.56%

Call-Net Enterprises, Inc. (Canada),
  Sr. Unsec. Disc. Yankee Notes,
  8.94%, 08/15/08(c)                     330,000       130,350
--------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07         750,000       753,750
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee Notes,
  11.50%, 12/15/07                       250,000       223,750
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes, 11.25%,
  01/15/09                               750,000       720,000
--------------------------------------------------------------
RSL Communications PLC (United
  Kingdom), Sr. Unsec. Gtd. Notes,
  12.88%, 03/01/10(d)                    300,000       279,750
--------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%,
  10/15/19                               200,000       231,230
--------------------------------------------------------------
Tele1 Europe B.V. (Netherlands), Sr.
  Unsec. Notes, 13.00%, 05/15/09         500,000       505,000
--------------------------------------------------------------
Versatel Telecom International N.V.
  (Netherlands), Sr. Notes, 13.25%,
  05/15/08                               190,000       193,800
--------------------------------------------------------------
Williams Communications Group, Inc.,
  Sr. Unsec. Notes, 10.70%, 10/01/07     450,000       457,875
--------------------------------------------------------------
                                                     3,495,505
--------------------------------------------------------------

TELEPHONE-2.69%

AT&T Canada Inc. (Canada), Sr.
  Unsec. Notes 7.65%, 09/15/06           370,000       366,250
--------------------------------------------------------------
Bell Atlantic Financial Services,
  Inc., Conv. Bonds, 4.25%, 09/15/05     500,000       632,527
--------------------------------------------------------------
Esat Telecom Group PLC (Ireland),
  Sr. Yankee Notes, 12.50%,
  02/01/07(c)                            650,000       600,438
--------------------------------------------------------------
ICG Services, Inc., Sr. Unsec. Disc.
  Notes, 10.00%, 02/15/08(c)             600,000       325,098
--------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%, 06/15/08     350,000       140,875
--------------------------------------------------------------
                                                     2,065,188
--------------------------------------------------------------

TRUCKERS-0.36%

Travelcenters of America, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  04/01/07                               290,000       279,850
--------------------------------------------------------------

WASTE MANAGEMENT-2.45%

Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09           300,000       207,000
--------------------------------------------------------------
Browning-Ferris Industries, Inc.,
  Deb., 9.25%, 05/01/21                  350,000       253,750
--------------------------------------------------------------
Waste Management, Inc., Sr. Unsec.
  Notes, 7.13%, 10/01/07                 525,000       450,093
--------------------------------------------------------------
  Sr. Unsec. Notes, 7.13%, 12/15/17       90,000        68,738
--------------------------------------------------------------
  Unsec. Putable Notes, 7.10%,
    08/01/26                             980,000       902,208
--------------------------------------------------------------
                                                     1,881,789
--------------------------------------------------------------
    Total U.S. Dollar Denominated Bonds & Notes (Cost
      $48,419,105)                                44,424,294
--------------------------------------------------------------
                                          PRINCIPAL      MARKET
                                          AMOUNT(h)      VALUE
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-30.44%

AUSTRALIA-1.46%

GE Cap Australia Funding
  (Financial-Diversified), Unsec.
  Gtd. Unsub. Notes, 6.25%,
  08/15/03                                AUD     600,000   $   343,530
-----------------------------------------------------------------------
State Bank New South Wales-Series E
  (Banks-Major Regional), Sr. Unsec.
  Gtd. Medium Term Notes, 8.63%,
  08/20/01                                AUD    1,300,000      776,493
-----------------------------------------------------------------------
                                                              1,120,023
-----------------------------------------------------------------------

CANADA-7.39%

AT&T Canada Inc. (Telephone), Sr.
  Unsec. Notes, 7.15%, 09/23/04           CAD      800,000      539,348
-----------------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-
  (Cellular/Wireless), Deb., 6.55%,
  06/02/08                                CAD       50,000      487,183
-----------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas-
  Exploration & Production), Deb.,
  11.00%, 10/31/00                        CAD      450,000      310,790
-----------------------------------------------------------------------
Canadian Pacific Ltd.-Series D
  (Manufacturing-Diversified),
  Unsec. Medium Term Notes, 5.85%,
  03/30/09 (Acquired 03/24/99; Cost
  $661,416)(b)                             CAD   1,000,000      618,588
-----------------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 10.40%,
  05/15/08(c)                              CAD   1,200,000      500,507
-----------------------------------------------------------------------
  Sr. Disc. Notes, 11.75%,
    08/13/07(c)                            CAD   1,100,000      527,524
-----------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 10.75%,
    02/15/09(c)                            CAD   1,300,000      502,702
-----------------------------------------------------------------------
Export Development Corp. (Sovereign
  Debt), Sr. Unsec. Unsub. Notes,
  6.50%, 12/21/04                          NZD     415,000      192,379
-----------------------------------------------------------------------
Poco Petroleums Ltd. (Oil &
  Gas-Exploration & Production),
  Medium Term Notes, 6.60%,
  09/11/07                                 CAD     750,000      488,409
-----------------------------------------------------------------------
Province of Ontario (Sovereign
  Debt), Unsec. Unsub. Notes, 6.25%,
  12/03/08                                 NZD   1,500,000      650,295
-----------------------------------------------------------------------
Rogers Cablesystems
  (Broadcasting-Television, Radio &
  Cable), Sr. Sec. Second Priority
  Deb., 9.65%, 01/15/14                    CAD     300,000      212,766
-----------------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09                                 CAD     375,000      310,243
-----------------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb., 6.45%,
  12/18/06                                 CAD     500,000      332,067
-----------------------------------------------------------------------
                                                              5,672,801
-----------------------------------------------------------------------

CAYMAN ISLANDS-0.65%

Principal Financial Global
  Funding-Series E, Sr. Sec. Medium
  Term Notes, 6.75%, 10/15/02               AUD    850,000      499,129
-----------------------------------------------------------------------

DENMARK-1.03%

Kingdom of Denmark (Sovereign Debt),
  Bonds, 5.00%, 08/15/05                    DKK  6,600,000      787,996
-----------------------------------------------------------------------

FRANCE-0.63%

Vivendi Environment (Waste
  Management), Conv. Bonds, 1.50%,
  01/01/05                                  EUR    150,000      482,080
-----------------------------------------------------------------------

                                           PRINCIPAL      MARKET
                                           AMOUNT(h)       VALUE
GERMANY-1.84%

Hypovereins Finance N.V.-Series E
  (Banks-Major Regional), Gtd.
  Medium Term Notes, 6.00%,
  03/12/07                          DEM      250,000    $   115,915
-------------------------------------------------------------------
International Bank for
  Reconstruction & Development
  (Banks-Money Center), Unsec. Deb.,
  7.13%, 04/12/05                   DEM    1,200,000        600,554
-------------------------------------------------------------------
Landesbank Baden-Wuerttemberg
  (Banks-Major Regional), Sr. Unsec.
  Unsub. Medium Term Notes, 6.25%,
  12/15/04                          AUD      300,000        169,230
-------------------------------------------------------------------
Treuhandanstalt (Sovereign Debt),
  Gtd. Notes, 6.00%, 11/12/03       EUR      560,000        526,500
-------------------------------------------------------------------
                                                          1,412,199
-------------------------------------------------------------------

NETHERLANDS-3.02%

Dresdner Finance B.V.-Series 11
  (Banks-Major Regional), Floating
  Rate Gtd. Notes, 4.07%,
  07/30/03(i)                       EUR      500,000        456,537
-------------------------------------------------------------------
KPNQwest N.V.
  (Telecommunications-Long
  Distance), Sr. Unsec. Notes,
  7.13%, 06/01/09                   EUR      325,000        292,271
-------------------------------------------------------------------
Mannesmann Finance B.V. (Machinery-
  Diversified), Gtd. Unsec. Unsub.
  Notes, 4.75%, 05/27/09            EUR      900,000        726,714
-------------------------------------------------------------------
SPT Telecom Finance B.V.
  (Telecommunications-Long
  Distance), Gtd. Unsec. Unsub.
  Notes, 5.13%, 05/07/03            DEM      275,000        125,857
-------------------------------------------------------------------
Tecnost International N.V.-Series E
  (Telephone), Gtd. Medium Term
  Notes, 6.13%, 07/30/09            EUR      290,000        253,537
-------------------------------------------------------------------
Tele1 Europe B.V.
  (Telecommunications-Long
  Distance), Sr. Notes, 11.88%,
  12/01/09 (Acquired 12/08/99;
  Cost $511,300)(b)                 EUR      500,000        458,312
-------------------------------------------------------------------
                                                          2,313,228
-------------------------------------------------------------------

NEW ZEALAND-2.11%

Inter-American Development Bank
  (Banks-Money Center), Unsec.
  Bonds, 5.75%, 04/15/04            NZD    2,000,000        911,267
-------------------------------------------------------------------
International Bank for
  Reconstruction & Development-Class
  E (Banks-Money Center), Unsec.
  Medium Term Notes, 5.50%,
  04/15/04                           NZD     800,000        362,746
-------------------------------------------------------------------
New Zealand Government-Series 302
  (Sovereign Debt), Bonds, 10.00%,
  03/15/02                          NZD      675,000        345,103
-------------------------------------------------------------------
                                                          1,619,116
-------------------------------------------------------------------

NORWAY-0.36%

Enitel ASA (Telecommunications), Sr.
  Notes, 12.50%, 04/15/10 (Acquired
  03/30/00; Cost $285,645)(b)(e)    EUR      300,000        279,764
-------------------------------------------------------------------

SWEDEN-2.35%

Stadshypotek A.B.-Series 1562
  (Banks-Regional), Bonds, 3.50%,
  09/15/04                          SEK   10,000,000      1,010,663
-------------------------------------------------------------------
Swedish Government-Series 1035
  (Sovereign Debt), Bonds, 6.00%,
  02/09/05                          SEK    6,900,000        790,045
-------------------------------------------------------------------
                                                          1,800,708
-------------------------------------------------------------------


                                           PRINCIPAL      MARKET
                                           AMOUNT(h)       VALUE

UNITED STATES-1.11%

Household Finance Corp. (Consumer
  Finance), Sr. Unsec. Notes,
  5.13%, 06/24/09                   EUR      700,000    $   585,404
-------------------------------------------------------------------
John Hancock Global Fund
  (Insurance-Life/ Health), Sr. Sec.
  Sub. Medium Term Notes, 6.75%,
  02/15/06                          AUD      470,000        267,723
-------------------------------------------------------------------
                                                            853,127
-------------------------------------------------------------------

UNITED KINGDOM-8.49%

Airtours PLC (Services-Commercial &
  Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost $494,636)(b)       GBP      299,000        436,047
-------------------------------------------------------------------
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio &
  Cable), Sr. Gtd. Unsec. Unsub.
  Notes, 7.75%, 07/09/09            GBP       450,000       677,126
-------------------------------------------------------------------
Energis PLC (Telephone), Sr. Notes,
  9.13%, 03/15/10 (Acquired
  02/07/00; Cost $603,858)(b)       GBP       380,000       593,388
-------------------------------------------------------------------
Jazztel PLC (Telephone), Sr. Notes,
  13.25%, 12/15/09 (Acquired
  12/09/99; Cost $292,467)(b)       EUR       285,000       259,293
-------------------------------------------------------------------
Lloyds Bank PLC-Series E
  (Banks-Major Regional), Medium
  Term Sub. Notes, 5.25%,
  07/14/08                          DEM     1,500,000       660,168
-------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series E
  (Investment Banking/Brokerage),
  Sr. Unsec. Unsub. Medium Term
  Notes, 7.38%, 12/17/07            GBP       245,000       390,900
-------------------------------------------------------------------
National Power PLC (Electric
  Companies), Sr. Unsec. Unsub.
  Bonds, 8.00%, 02/21/07            AUD       800,000       471,437
-------------------------------------------------------------------
National Westminster Bank PLC-Series
  E (Banks-Money Center), Unsec.
  Unsub. Medium Term Bonds, 5.13%,
  06/30/11                          EUR       210,000       170,827
-------------------------------------------------------------------
OTE PLC (Financial-Diversified),
  Gtd. Unsec. Unsub. Notes, 6.13%,
  02/07/07 (Acquired 01/18/00; Cost
  $807,871)(b)                      EUR       800,000       726,748
-------------------------------------------------------------------
Scotia Holdings PLC (Health
  Care-Drugs-Generic & Other), Conv.
  Unsec. Notes, 8.50%, 03/26/02     GBP       325,000       447,243
-------------------------------------------------------------------
Sutton Bridge Financial Ltd. (Power
  Producers-Independent), Gtd.
  Bonds, 8.63%, 06/30/22(d)          GBP      450,000       729,586
-------------------------------------------------------------------
Union Bank Switzerland London
  (Banks-Major Regional), Unsec.
  Sub. Notes, 7.38%, 11/26/04        GBP      600,000       948,699
-------------------------------------------------------------------
                                                          6,511,462
-------------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $26,252,826)                                 23,351,633
-------------------------------------------------------------------

                                        SHARES
COMMON STOCKS & OTHER EQUITY
  INTERESTS-2.49%

BANKS (MAJOR REGIONAL)-0.09%

Societe Generale-Class A (France)            350        72,538
--------------------------------------------------------------

BANKS (REGIONAL)-1.53%

First Republic Capital Corp., Series
  A-Pfd. (Acquired 05/26/99; Cost
  $750,000)(b)                               750       690,000
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
BANKS (REGIONAL)-(CONTINUED)

Westpac Banking Corp., STRYPES
  Trust-$3.14 Conv. Pfd                   16,000   $   480,000
--------------------------------------------------------------
                                                     1,170,000
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.00%

Knology Inc., Wts., expiring
  10/22/07                                   700         1,750
--------------------------------------------------------------
Wireless One, Inc.-Wts., expiring
  10/19/00                                   150             1
--------------------------------------------------------------
                                                         1,751
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc.- Wts.,
  expiring 02/01/04                          290           290
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.10%

Glaxo Wellcome PLC (United Kingdom)        2,607        80,444
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.32%

Clearnet Communications Inc.-Class
  A-ADR (Canada)(e)                          330        14,149
--------------------------------------------------------------
Loral Space & Communications Ltd.(k)         254         2,492
--------------------------------------------------------------
WebLink Wireless, Inc.(k)                 20,100       228,638
--------------------------------------------------------------
                                                       245,279
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.31%

Tele1 Europe Holding A.B.-ADR
  (Sweden)(j)                              8,806       136,493
--------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(j)                2,450        99,072
--------------------------------------------------------------
                                                       235,565
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
TELEPHONE-0.14%

Esat Holdings Ltd.-Wts. (Ireland),
  expiring 02/01/07                          350   $    79,625
--------------------------------------------------------------
Intermedia Communications Inc.(j)            657        26,773
--------------------------------------------------------------
                                                       106,398
--------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $1,991,689)                                    1,912,265
--------------------------------------------------------------

                                      PRINCIPAL
                                      AMOUNT(a)
U.S. TREASURY SECURITIES-5.20%

U.S. TREASURY NOTES-5.20%

6.50%, 02/28/02 (Cost $4,008,750)     $4,000,000     3,987,600
--------------------------------------------------------------

                                        SHARES
MONEY MARKET FUNDS-1.27%

STIC Liquid Assets Portfolio(l)          485,745       485,745
--------------------------------------------------------------
STIC Prime Portfolio(l)                  485,745       485,745
--------------------------------------------------------------
    Total Money Market Funds (Cost $971,490)           971,490
--------------------------------------------------------------

TOTAL INVESTMENTS-97.32% (Cost
  $81,643,860)                                      74,647,282
--------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES-2.68%                  2,058,744
--------------------------------------------------------------

NET ASSETS-100.00%                                 $76,706,026
==============================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
AUD     - Australian Dollar
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DEM     - German Deutsche Mark
DKK     - Danish Krone
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
Pfd.    - Preferred
Sec.    - Secured
SEK     - Swedish Krona
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Principal amount is in U.S. Dollars, except as indicated by note(h).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The market value at 04/30/00 was $8,723,681, which represented 11.37% of the Fund's net assets.
(c) Discounted bond at purchase. Interest rate shown represent the coupon rate at which the bond will accrue at a specified future date.
(d) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(e) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit represents shares of the issuer.
(f) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(g) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(h) Foreign denominated security. Par value is denominated in currency indicated.
(i) The coupon rate shown on floating rate notes represents the rate at period end.
(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(k) Non-income producing security.
(l) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $81,643,860)  $74,647,282
------------------------------------------------------------
Foreign currencies, at market value (cost
  $15,111)                                            15,135
------------------------------------------------------------
Receivables for:
  Investments sold                                   629,344
------------------------------------------------------------
  Forward currency contracts outstanding              10,759
------------------------------------------------------------
  Foreign currency contracts closed                    2,027
------------------------------------------------------------
  Amount due from advisor                             18,701
------------------------------------------------------------
  Capital stock sold                                 218,065
------------------------------------------------------------
  Dividends and interest                           1,819,664
------------------------------------------------------------
Investment for deferred compensation plan             24,234
------------------------------------------------------------
Other assets                                          16,733
------------------------------------------------------------
    Total assets                                  77,401,944
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                              276,750
------------------------------------------------------------
  Capital stock reacquired                           197,895
------------------------------------------------------------
  Deferred compensation plan                          24,234
------------------------------------------------------------
Accrued administrative services fees                   4,098
------------------------------------------------------------
Accrued distribution fees                             46,938
------------------------------------------------------------
Accrued transfer agent fees                           19,961
------------------------------------------------------------
Accrued directors' fees                                  595
------------------------------------------------------------
Accrued operating expenses                           125,447
------------------------------------------------------------
    Total liabilities                                695,918
------------------------------------------------------------
Net assets applicable to shares outstanding      $76,706,026
============================================================

NET ASSETS:

Class A                                          $46,855,643
============================================================
Class B                                          $28,235,555
============================================================
Class C                                          $ 1,614,828
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      5,091,433
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,068,129
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        175,527
============================================================
Class A:
  Net asset value and redemption price per
    share                                        $      9.20
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.20 divided by
      95.25%)                                    $      9.66
============================================================
Class B:
  Net asset value and offering price per share   $      9.20
============================================================
Class C:
  Net asset value and offering price per share   $      9.20
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest                                         $ 3,292,851
------------------------------------------------------------
Dividends (net of foreign withholding tax $560)      136,984
------------------------------------------------------------
    Total investment income                        3,429,835
------------------------------------------------------------

EXPENSES:

Advisory fees                                        281,673
------------------------------------------------------------
Administrative services fees                          24,863
------------------------------------------------------------
Custodian fees                                        15,774
------------------------------------------------------------
Distribution fees -- Class A                         118,250
------------------------------------------------------------
Distribution fees -- Class B                         157,212
------------------------------------------------------------
Distribution fees -- Class C                           8,386
------------------------------------------------------------
Transfer agent fees -- Class A                        58,663
------------------------------------------------------------
Transfer agent fees -- Class B                        38,914
------------------------------------------------------------
Transfer agent fees -- Class C                         2,076
------------------------------------------------------------
Directors' fees                                        3,681
------------------------------------------------------------
Printing                                              29,543
------------------------------------------------------------
Professional fees                                     33,185
------------------------------------------------------------
Other                                                 26,131
------------------------------------------------------------
    Total expenses                                   798,351
------------------------------------------------------------
Less: Fees waived by advisor                        (211,760)
------------------------------------------------------------
    Expenses paid indirectly                            (594)
------------------------------------------------------------
    Net expenses                                     585,997
------------------------------------------------------------
Net investment income                              2,843,838
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FORWARD CURRENCY CONTRACTS

Net realized gain (loss) from:
  Investment securities                           (2,487,521)
------------------------------------------------------------
  Foreign currencies                                 (24,753)
------------------------------------------------------------
  Forward currency contracts                         147,241
------------------------------------------------------------
                                                  (2,365,033)
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (1,911,882)
------------------------------------------------------------
  Foreign currencies                                 (36,677)
------------------------------------------------------------
  Forward currency contracts                           6,511
------------------------------------------------------------
                                                  (1,942,048)
------------------------------------------------------------
Net gain (loss) on investment securities,
  foreign currencies and forward currency
  contracts                                       (4,307,081)
------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $(1,463,243)
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2000           1999
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $  2,843,838    $ 6,368,021
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and forward currency contracts           (2,365,033)    (4,008,006)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and forward
    currency contracts                                          (1,942,048)    (4,471,227)
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                (1,463,243)    (2,111,212)
-----------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                       (1,695,240)    (3,538,334)
-----------------------------------------------------------------------------------------
  Class B                                                       (1,035,329)    (2,065,556)
-----------------------------------------------------------------------------------------
  Class C                                                          (55,376)      (102,985)
-----------------------------------------------------------------------------------------

Distributions in excess of net investment income:

  Class A                                                               --       (483,962)
-----------------------------------------------------------------------------------------
  Class B                                                               --       (310,211)
-----------------------------------------------------------------------------------------
  Class C                                                               --        (15,757)
-----------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                       (1,680,075)    (1,856,726)
-----------------------------------------------------------------------------------------
  Class B                                                       (4,567,634)     1,178,036
-----------------------------------------------------------------------------------------
  Class C                                                         (179,989)       263,914
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (10,676,886)    (9,042,793)
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           87,382,912     96,425,705
-----------------------------------------------------------------------------------------
  End of period                                               $ 76,706,026    $87,382,912
=========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 89,148,541    $95,576,239
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        12,701        (45,192)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and forward currency
    contracts                                                   (5,434,673)    (3,069,640)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward currency
    contracts                                                   (7,020,543)    (5,078,495)
-----------------------------------------------------------------------------------------
                                                              $ 76,706,026    $87,382,912
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Income Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is high current income. Its secondary objective is protection of principal and growth of capital.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund is projected to incur a tax return of capital during its current fiscal year.
C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $3,052,967 as of April 30, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
      Outstanding foreign currency contracts at April 30, 2000 were as follows:

                              CONTRACT TO
                         ----------------------
  SETTLEMENT DATE         DELIVER     RECEIVE       VALUE      APPRECIATION
  ---------------        ---------   ----------   ----------   ------------
  05/30/00 GBP             150,000   $  239,079   $  233,696     $ 5,383
  -------------------------------------------------------------------------
  05/30/00 NZD           1,800,000      879,606      874,230       5,376
  -------------------------------------------------------------------------
                                     $1,118,685   $1,107,926     $10,759
  =========================================================================

G. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A Shares to 1.25% (e.g. if AIM waives 0.42% of Class A expenses, AIM will also waive 0.42% of Class B and Class C expenses). During the six months ended April 30, 2000, AIM waived fees of $211,760.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $24,863 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $55,685 for such services.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $118,250, $157,212 and $8,386, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $16,380 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $5,395 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
    During the six months ended April 30, 2000, the Fund paid legal fees of $1,364 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $491 and $103, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $594 during the six months ended April 30, 2000.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $31,889,502 and $39,103,300, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $   766,792
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (7,763,370)
-------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
  securities                                                  $(6,996,578)
=========================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                    APRIL 30, 2000               OCTOBER 31, 1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      1,255,965    $ 11,958,391     2,496,536    $ 26,051,117
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        304,092       2,914,820     1,275,307      13,306,447
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         32,045         305,917       101,598       1,053,223
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        141,034       1,340,699       315,101       3,238,097
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         84,728         805,778       188,786       1,938,556
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          4,157          39,518         9,111          93,556
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (1,561,281)    (14,979,165)   (3,041,035)    (31,145,940)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (863,754)     (8,288,232)   (1,370,398)    (14,066,967)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (54,612)       (525,424)      (85,444)       (882,865)
----------------------------------------------------------------------------------------------------------------------
                                                                (657,626)   $ (6,427,698)     (110,438)   $   (414,776)
======================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                             APRIL 30,        ---------------------------------------------------
                                                                2000           1999       1998       1997      1996(a)     1995
                                                          ----------------    -------    -------    -------   --------    -------
Net asset value, beginning of period                          $  9.72         $ 10.60    $ 10.93    $ 10.85   $ 10.74     $ 10.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.35            0.67       0.71       0.72      0.79        0.79
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.53)          (0.86)     (0.27)      0.21      0.25        0.75
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                            (0.18)          (0.19)      0.44       0.93      1.04        1.54
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.34)          (0.61)     (0.61)     (0.72)    (0.81)      (0.82)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --              --      (0.07)     (0.13)    (0.12)         --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                --           (0.08)     (0.09)        --        --          --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                         (0.34)          (0.69)     (0.77)     (0.85)    (0.93)      (0.82)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.20         $  9.72    $ 10.60    $ 10.93    $10.85     $ 10.74
=================================================================================================================================
Total return(b)                                                 (1.89)%         (1.94)%     3.95%      9.05%    10.22%      16.07%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $46,856         $51,077    $58,115    $30,924   $21,926     $10,004
=================================================================================================================================
Ratio of expenses to average net assets:                                                                                       --
  With fee waivers                                               1.25%(c)        1.25%      1.23%      1.25%     1.25%       1.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.77%(c)        1.67%      1.73%      1.86%     2.02%       3.03%
=================================================================================================================================
Ratio of net investment income to average net assets             7.30%(c)        6.54%      6.38%(d)    6.54%    7.27%       7.38%
=================================================================================================================================
Portfolio turnover rate                                            41%             93%        47%        61%       83%        128%
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $47,429,958.

                                                                                          CLASS B
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                              APRIL 30,        --------------------------------------------------
                                                                 2000           1999       1998       1997      1996(a)     1995
                                                           ----------------    -------    -------    -------   --------    ------
Net asset value, beginning of period                           $  9.72         $ 10.59    $ 10.92    $ 10.84   $ 10.73     $10.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.32            0.62       0.65       0.67      0.74       0.74
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.52)          (0.85)     (0.27)      0.21      0.24       0.75
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                             (0.20)          (0.23)      0.38       0.88      0.98       1.49
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.32)          (0.56)     (0.55)     (0.67)    (0.75)     (0.77)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              --      (0.07)     (0.13)    (0.12)        --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                 --           (0.08)     (0.09)        --        --         --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.32)          (0.64)     (0.71)     (0.80)    (0.87)     (0.77)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  9.20         $  9.72    $ 10.59    $ 10.92    $10.84     $10.73
=================================================================================================================================
Total return(b)                                                  (2.17)%         (2.37)%     3.38%      8.48%     9.66%     15.56%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $28,236         $34,423    $36,525    $25,121   $16,787     $4,207
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.75%(c)        1.75%      1.75%      1.76%     1.75%      1.74%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.27%(c)        2.17%      2.25%      2.37%     2.53%      3.57%
=================================================================================================================================
Ratio of net investment income to average net assets              6.80%(c)        6.04%      5.87%      6.03%     6.77%      6.88%
=================================================================================================================================
Portfolio turnover rate                                             41%             93%        47%        61%       83%       128%
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $31,528,840.

                                                                                    CLASS C
                                                              ---------------------------------------------------
                                                                                                       AUGUST 4,
                                                                                                         1997
                                                                                                      (DATE SALES
                                                                 SIX MONTHS          YEAR ENDED       COMMENCED)
                                                                   ENDED            OCTOBER 31,           TO
                                                                 APRIL 30,        ----------------    OCTOBER 31,
                                                                    2000           1999      1998       1997(a)
                                                              ----------------    ------    ------    -----------
Net asset value, beginning of period                               $ 9.71         $10.59    $10.92      $10.76
------------------------------------------------------             ------         ------    ------      ------
Income from investment operations:
  Net investment income                                              0.32           0.62      0.66        0.15
------------------------------------------------------             ------         ------    ------      ------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.51)         (0.86)    (0.28)       0.17
------------------------------------------------------             ------         ------    ------      ------
    Total from investment operations                                (0.19)         (0.24)     0.38        0.32
------------------------------------------------------             ------         ------    ------      ------
Less distributions:
  Dividends from net investment income                              (0.32)         (0.56)    (0.55)      (0.13)
------------------------------------------------------             ------         ------    ------      ------
  Distributions from net realized gains                                --             --     (0.07)      (0.03)
------------------------------------------------------             ------         ------    ------      ------
  Return of capital                                                    --          (0.08)    (0.09)         --
------------------------------------------------------             ------         ------    ------      ------
    Total distributions                                             (0.32)         (0.64)    (0.71)      (0.16)
------------------------------------------------------             ------         ------    ------      ------
Net asset value, end of period                                     $ 9.20         $ 9.71    $10.59      $10.92
======================================================             ======         ======    ======      ======
Total return(b)                                                     (2.07)%         2.47%     3.39%       2.99%
======================================================             ======         ======    ======      ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,615         $1,884    $1,785      $  242
======================================================             ======         ======    ======      ======
Ratio of expenses to average net assets:
  With fee waivers                                                   1.75%(c)       1.75%     1.73%       1.76%(d)
------------------------------------------------------             ------         ------    ------      ------
  Without fee waivers                                                2.27%(c)       2.17%     2.22%       2.37%(d)
======================================================             ======         ======    ======      ======
Ratio of net investment income to average net assets                 6.80%(c)       6.04%     5.88%       6.03%(d)
======================================================             ======         ======    ======      ======
Portfolio turnover rate                                                41%            93%       47%         61%
======================================================             ======         ======    ======      ======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $1,681,801.
(d) Annualized.

BOARD OF DIRECTORS                                OFFICERS                                     OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                             11 Greenway Plaza
Chairman                                          Chairman                                     Suite 100
A I M Management Group Inc.                                                                    Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                                    INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                             A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary          11 Greenway Plaza
Chief Executive Officer                                                                        Suite 100
COMSAT Corporation                                Gary T. Crum                                 Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                                   TRANSFER AGENT
Director                                          Edgar M. Larsen
Cortland Trust Inc.                               Senior Vice President                        A I M Fund Services, Inc.
                                                                                               P.O. Box 4739
Edward K. Dunn Jr.                                Dana R. Sutton                               Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President and Treasurer
Formerly Vice Chairman and President,                                                          CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Robert G. Alley
President, Mercantile Bankshares                  Vice President                               State Street Bank and Trust Company
                                                                                               225 Franklin Street
Jack Fields                                       Melville B. Cox                              Boston, MA 02110
Chief Executive Officer                           Vice President
Texana Global, Inc.;                                                                           COUNSEL TO THE FUND
Formerly Member                                   Mary J. Benson
of the U.S. House of Representatives              Assistant Vice President and                 Ballard Spahr
                                                  Assistant Treasurer                          Andrews & Ingersoll, LLP
Carl Frischling                                                                                1735 Market Street
Partner                                           Sheri Morris                                 Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP             Assistant Vice President and
                                                  Assistant Treasurer                          COUNSEL TO THE DIRECTORS
Robert H. Graham
President and Chief Executive Officer             Renee A. Friedli                             Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                       Assistant Secretary                          919 Third Avenue
                                                                                               New York, NY 10022
Prema Mathai-Davis                                P. Michelle Grace
Chief Executive Officer, YWCA of the U.S.A.       Assistant Secretary                          DISTRIBUTOR

Lewis F. Pennock                                  Nancy L. Martin                              A I M Distributors, Inc.
Attorney                                          Assistant Secretary                          11 Greenway Plaza
                                                                                               Suite 100
Louis S. Sklar                                    Ofelia M. Mayo                               Houston, TX 77046
Executive Vice President                          Assistant Secretary
Hines Interests
Limited Partnership                               Lisa A. Moss
                                                  Assistant Secretary

                                                  Kathleen J. Pflueger
                                                  Assistant Secretary

                                                  Samuel D. Sirko
                                                  Assistant Secretary

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                             INTERNATIONAL GROWTH FUNDS             A I M Management Group Inc. has provided
AIM Aggressive Growth Fund               AIM Advisor International Value Fund   leadership in the mutual fund industry
AIM Blue Chip Fund                       AIM Asian Growth Fund                  since 1976 and managed approximately $176
AIM Capital Development Fund             AIM Developing Markets Fund            billion in assets for more than 7.4 million
AIM Constellation Fund(1)                AIM Euroland Growth Fund(5)            shareholders, including individual investors,
AIM Dent Demographic Trends Fund         AIM European Development Fund          corporate clients and financial institutions,
AIM Emerging Growth Fund                 AIM International Equity Fund          as of March 31, 2000.
AIM Large Cap Growth Fund                AIM Japan Growth Fund                      The AIM Family of Funds--Registered Trademark--
AIM Large Cap Opportunities Fund         AIM Latin American Growth Fund         is distributed nationwide, and AIM today is the
AIM Mid Cap Equity Fund                                                         eighth-largest mutual fund complex in the United
AIM Mid Cap Growth Fund                  GLOBAL GROWTH FUNDS                    States in assets under management, according to
AIM Mid Cap Opportunities Fund(2)        AIM Global Aggressive Growth Fund      Strategic Insight, an independent mutual fund
AIM Select Growth Fund                   AIM Global Growth Fund                 monitor.
AIM Small Cap Growth Fund(3)             AIM Global Trends Fund(6)
AIM Small Cap Opportunities Fund(4)
AIM Value Fund                           GLOBAL GROWTH & INCOME FUNDS
AIM Weingarten Fund                      AIM Global Utilities Fund

GROWTH & INCOME FUNDS                    GLOBAL INCOME FUNDS
AIM Advisor Flex Fund                    AIM Global Income Fund
AIM Advisor Real Estate Fund             AIM Strategic Income Fund
AIM Balanced Fund
AIM Basic Value Fund                     THEME FUNDS
AIM Charter Fund                         AIM Global Consumer Products and Services Fund
                                         AIM Global Financial Services Fund
INCOME FUNDS                             AIM Global Health Care Fund
AIM Floating Rate Fund                   AIM Global Infrastructure Fund
AIM High Yield Fund                      AIM Global Resources Fund
AIM High Yield Fund II                   AIM Global Telecommunications and Technology Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Mid Cap Opportunities Fund closed to new investors on March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (4) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (5) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.


[DALBAR LOGO APPEARS HERE]                        [AIM LOGO APPEARS HERE]
                                                --Registered Trademark--

                                                  INVEST WITH DISCIPLINE
                                                --Registered Trademark--


                                                                       GLI-SAR-1

A I M Distributors, Inc.